Accrued Expenses and Other Current Liabilities (Details) - Schedule of Accrued Expenses and Other Current Liabilities - USD ($)	Mar. 31, 2024	Sep. 30, 2023
Accrued Expenses and Other Current Liabilities [Abstract]
Deferred government subsidies	$ 885,209	$ 910,709
Tax payable	120,439	54,174
Wages Payable	137,705	105,079
Interest payable	85,557	304,222
Other payables and accruals	790,945	669,646
Total	$ 2,019,855	$ 2,043,830